VIRTUS Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—97.2%
Communication Services—6.3%
Alphabet, Inc. Class C	74,842	$18,228
Meta Platforms, Inc. Class A	13,157	9,662
Walt Disney Co. (The)	91,799	10,511
		38,401

Consumer Discretionary—8.8%
Home Depot, Inc. (The)	30,120	12,204
Lennar Corp. Class A	86,903	10,953
McDonald’s Corp.	34,186	10,389
Royal Caribbean Cruises Ltd.	18,990	6,145
Starbucks Corp.	165,984	14,042
		53,733

Consumer Staples—6.5%
Church & Dwight Co., Inc.	142,638	12,499
Mondelez International, Inc. Class A	211,299	13,200
Walmart, Inc.	134,450	13,857
		39,556

Energy—6.2%
Chevron Corp.	95,947	14,900
Diamondback Energy, Inc.	65,828	9,420
Expand Energy Corp.	127,066	13,499
		37,819

Financials—19.1%
Aon plc Class A	29,909	10,665
Bank of America Corp.	238,663	12,313
Capital One Financial Corp.	54,299	11,543
JPMorgan Chase & Co.	65,176	20,558
KeyCorp	732,253	13,686
Moody’s Corp.	23,361	11,131
Progressive Corp. (The)	48,444	11,963
	Shares	Value

Financials—continued
Raymond James Financial, Inc.	80,757	$13,939
Stifel Financial Corp.	92,174	10,459
		116,257

Health Care—6.6%
Danaher Corp.	74,253	14,721
Humana, Inc.	23,832	6,200
Johnson & Johnson	65,886	12,217
Merck & Co., Inc.	85,217	7,152
		40,290

Industrials—20.5%
3M Co.	91,442	14,190
Booz Allen Hamilton Holding Corp. Class A	101,853	10,180
Delta Air Lines, Inc.	150,198	8,524
Flowserve Corp.	174,714	9,284
Ingersoll Rand, Inc.	159,838	13,206
Johnson Controls International plc	123,969	13,631
Knight-Swift Transportation Holdings, Inc. Class A	256,673	10,141
Rockwell Automation, Inc.	29,779	10,409
Union Pacific Corp.	51,741	12,230
United Rentals, Inc.	11,024	10,524
Vertiv Holdings Co. Class A	85,916	12,961
		125,280

Information Technology—8.8%
Hewlett Packard Enterprise Co.	484,339	11,896
Jabil, Inc.	31,180	6,771
Lam Research Corp.	88,037	11,788
Microsoft Corp.	21,271	11,017
	Shares	Value

Information Technology—continued
Western Digital Corp.	102,492	$12,305
		53,777

Materials—3.7%
International Paper Co.	300,071	13,923
Sherwin-Williams Co. (The)	24,110	8,349
		22,272

Real Estate—4.2%
American Tower Corp.	62,627	12,045
Equity LifeStyle Properties, Inc.	223,168	13,546
		25,591

Utilities—6.5%
Ameren Corp.	142,303	14,853
PPL Corp.	398,570	14,811
Southern Co. (The)	106,087	10,054
		39,718

Total Common Stocks (Identified Cost $521,129)		592,694

Total Long-Term Investments—97.2% (Identified Cost $521,129)		592,694

TOTAL INVESTMENTS—97.2% (Identified Cost $521,129)		$592,694
Other assets and liabilities, net—2.8%		17,360
NET ASSETS—100.0%		$610,054

Abbreviation:
plc	Public Limited Company
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$592,694	$592,694
Total Investments	$592,694	$592,694
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Ceredex Large-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.